Note 39 - Depreciation and Amortisation (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Depreciation and Amortisation Abstract
Depreciation of Property and Equipment	$ (1,765,921,000)	$ (1,288,416,000)
Depreciation of Investment Properties	(4,420,000)	(3,308,000)
Amortisation Intangible Assets and Goodwill	(151,583,000)	(136,224,000)
Depreciation of Other Assets	(336,000)	(1,414,000)
Total Depreciation and Amortisation	$ (1,922,260,000)	$ (1,429,362,000)